INTANGIBLE ASSETS AND GOODWILL (Tables)	12 Months Ended
Dec. 31, 2017
INTANGIBLE ASSETS AND GOODWILL
Schedule of intangible assets other than goodwill

	12.31.2017			12.31.2016
	Gross	Cumulative	Net	Gross	Cumulative	Net
Detail	Amount	Amortization	Amount	Amount	Amortization	Amount
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Distribution rights (1)	656,411,004	(116,387)	656,294,617	674,920,063	—	674,920,063
Software	27,595,084	(21,087,741)	6,507,343	24,954,998	(19,349,917)	5,605,081
Water rights	511,470	(40,552)	470,918	522,748	(51,830)	470,918

Total	684,517,558	(21,244,680)	663,272,878	700,397,809	(19,401,747)	680,996,062

(1)

Correspond to the contractual rights to produce and distribute Coca-Cola products in certain parts of Argentina, Brazil, Chile and Paraguay. Distribution rights result from the valuation process at fair value of the assets and liabilities of the companies acquired in business combinations. Production and distribution contracts are renewable for periods of 5 years with Coca-Cola. The nature of the business and renewals that Coca-Cola has permanently done on these rights, allow qualifying them as indefinite contracts. These production and distribution rights, and in conjunction with the assets that are part of the cash-generating units, are annually subjected to the impairment test. Such distribution rights are composed in the following manner and are not subject to amortization: except for the Monster rights that are amortized in the term of the agreement which is 4 years.

Schedule of distribution rights

Distribution rights	12.31.2017	12.31.2016
	ThCh$	ThCh$
Chile (excluding Metropolitan Region, Rancagua and San Antonio)	304,264,699	300,305,728
Brazil (Rio de Janeiro, Espirito Santo, Ribeirão Preto and the investments in Sorocaba and Leão Alimentos e Bebidas Ltda.)	187,695,738	207,469,759
Paraguay	162,825,074	165,295,516
Argentina (North and South)	803,916	1,027,483
Monster distribution rights	705,190	821,577
Total	656,294,617	674,920,063

Schedule of the movement and balances of identifiable intangible assets

	01-01-2017 to 12-31-2017				01-01-2016 to 12-31-2016
	Distribution				Distribution
Details	Rights	Water rights	Software	Total	Rights		Water rights	Software	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$		ThCh$	ThCh$	ThCh$

Opening balance	674,920,063	470,918	5,605,081	680,996,062	658,625,624		476,643	6,564,388	665,666,655
Additions (1)	11,923,449 (1)	—	2,907,715	14,831,164	821,577	(2)	975	2,842,314	3,664,866
Amortization	(116.387)	—	(1,842,933)	(1,959,320)	—		(4,575)	(3,207,309)	(3,211,884)
Other increases (decreases) (3)	(30.432.508)	—	(162,520)	(30,595,028)	15,472,862		(2,125)	(594,312)	14,876,425

Total	656,294,617	470,918	6,507,343	663,272,878	674,920,063		470,918	5,605,081	680,996,062

(1)	Corresponds to distribution rights paid in Argentina, Paraguay and Chile resulting from the transaction in which The Coca-Cola Company acquired the “AdeS” business described in previous notes.
(2)	During the second quarter of 2016 Embotelladora Andina S.A. began distributing of Monster products
(3)	Mainly corresponds to the foreign currency effect of converting foreign subsidiaries’ distribution rights into the presentation currency.

Schedule of discount rate by country
	Discount Rate
	2017	2016
Argentina	17.1%	20.5%
Chile	7.2%	7.9%
Brazil	9.6%	11.9%
Paraguay	9.1%	10.7%

Schedule of movement in goodwill

Operating segment	01.01.2017	Additions	Disposals or impairments	Foreign currency translation differences where functional currency is different from presentation currency	12.31.2017
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Chilean operation	8,503,023	—	—	—	8,503,023
Brazilian operation	81,145,834	—	—	(7,636,754)	73,509,080
Argentine operation	5,972,515	—	—	(1,299,544)	4,672,971
Paraguayan operation	7,298,133	—	—	(384,990)	6,913,143

Total	102,919,505	—	—	(9,321,288)	93,598,217

Operating segment	01.01.2016	Additions	Disposals or impairments	Foreign currency translation differences where functional currency is different from presentation currency	12.31.2016
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Chilean operation	8,503,023	—	—	—	8,503,023
Brazilian operation	71,960,960	—	—	9,184,874	81,145,834
Argentine operation	7,720,202	—	—	(1,747,687)	5,972,515
Paraguayan operation	7,651,751	—	—	(353,618)	7,298,133

Total	95,835,936	—	—	7,083,569	102,919,505

Operating segment	01.01.2015	Additions	Disposals or impairments	Foreign currency translation differences where functional currency is different from presentation currency	12.31.2015
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Chilean operation	8,503,023	—	—	—	8,503,023
Brazilian operation	90,122,057	—	—	(18,161,097)	71,960,960
Argentine operation	10,058,725	—	—	(2,338,523)	7,720,202
Paraguayan operation	8,240,394	—	—	(588,643)	7,651,751

Total	116,924,199	—	—	(21,088,263)	95,835,936